RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Member]
Related Party Transaction [Line Items]
Related parties paid expenses	$ 38,627	$ 293,862	$ 344,218